BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Disclosure of interests in subsidiaries
Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2018	2017	2016
Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Solutions A.G. (1)	Switzerland	Services	100.00%	100.00%	100.00%
Ternium Participaçoes S.A. (1)	Brazil	Holding	100.00%	100.00%	100.00%
Ternium Investments Switzerland AG (1)	Switzerland	Holding	100.00%	100.00%	100.00%
Ternium Internacional España S.L.U. (1)	Spain	Marketing of steel products	100.00%	100.00%	100.00%
Ternium USA Inc. (1)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (2)	Argentina	Manufacturing and selling of steel products	60.94%	60.94%	60.94%
Impeco S.A. (3)	Argentina	Manufacturing of pipe products	60.97%	60.97%	60.97%
Prosid Investments S.A. (4)	Uruguay	Holding	60.94%	60.94%	60.94%
Ternium Mexico S.A. de C.V. (5)	Mexico	Manufacturing and selling of steel products	88.78%	88.78%	88.78%
Hylsa S.A. de C.V. (6)	Mexico	Manufacturing and selling of steel products	88.78%	88.78%	88.78%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	88.78%	88.78%	88.78%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	88.78%	88.78%	88.78%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	88.78%	88.78%	88.78%
Técnica Industrial S.A. de C.V. (6)	Mexico	Services	88.78%	88.78%	88.78%
Galvacer Chile SA (6)	Chile	Distributing company	88.78%	88.78%	88.78%
Imsamex Ecuador, S.A. (6)	Ecuador	Distributing company	88.78%	88.78%	88.78%
Ternium Gas México S.A. de C.V. (7)	Mexico	Energy services company	88.78	88.78%	88.78%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (8)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.39%	44.39%	44.39%
Peña Colorada Servicios S.A. de C.V. (8)	Mexico	Services	44.39%	44.39%	44.39%
Exiros B.V. (8)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (9)	Mexico	Medical and Social Services	66.14%	66.14%	66.14%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. (10)	Guatemala	Selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (formerly Perfilamos del Cauca S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Siderúrgica de Caldas S.A.S. (formerly Siderúrgica de Caldas S.A.S.) (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (11)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Ternium Internacional S.A. (12)	Uruguay	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium Treasury Services S.A. (12)	Uruguay	Financial Services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (13)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%

	Country of		Percentage of ownership at December 31,
Company	Organization	Main activity	2018	2017	2016

Ternium International Inc. (13)	Panama	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (14)	Uruguay	Procurement services	100.00%	100.00%	100.00%
Technology & Engineering Services S.A. (14)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Ternium International USA Corporation (15)	USA	Engineering and other services	100.00%	100.00%	100.00%
Ternium Ingeniería y Servicios de México S.A. de C.V. (16)	Mexico	Engineering and other services	99.89%	99.89%	99.89%
Soluciones Integrales de Gestión S.A. (17)	Argentina	Other services	100.00%	100.00%	100.00%
Ternium Staal B.V. (18)	Netherlands	Holding and marketing of steel products	100.00%	100.00%	—
Ternium Brasil Ltda. (18)	Brazil	Manufacturing and selling of steel products	100.00%	100.00%	—
Ternium del Atlántico S.A.S (19)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	—
Ternium Solutions S.A. (formerly Tericer Trading S.A.) (20)	Uruguay	Other services	100.00%	—	—
Acedor, S.A. de C.V. (21)	Mexico	Holding	—	88.78%	88.78%
Ecosteel Gestao de Efuentes Industriais S.A. (22)	Brazil	Other services	—	100.00%	—
Galvatubing Inc (23)	USA	Manufacturing and selling of pipe Products	—	88.78%	88.78%
Galvamet America Corp (24)	USA	Manufacturing and selling of insulated panel products	—	88.78%	88.78%
Ternium Internacional de Colombia S.A.S. (25)	Colombia	Marketing of steel products	—	100.00%	100.00%
Ecosteel Gestao de Águas Industriais S.A. (26)	Brazil	Other services	—	100.00%	—
Galvacer America Inc (27)	USA	Distributing company	—	—	88.78%
(1) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(2) During the fourth quarter of 2017, Siderar S.A.I.C. changed its business name to Ternium Argentina S.A. Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 60.94%.
(3) Since the fourth quarter of 2017, indirectly through Ternium Argentina S.A. and Soluciones Integrales de Gestión S.A Total voting rights held 100.00%. Before that, indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(4) Since the fourth quarter 2017, indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%. Before that indirectly through Ternium Argentina S.A. and Ternium Internacional S.A.
(5) Since the fourth quarter 2017, indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that indirectly through Ternium Argentina S.A., Ternium Internacional S.A. and Ternium Internacional España S.L.U.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(8) Total voting rights held: 50.00%.
(9) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(10) Indirectly through Ternium Internacional España S.L.U.. Total voting rights held: 100.00%.
(11) Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 51.00%.
(12) Indirectly through Ternium Investments Switzerland AG. Total voting rights held: 100.00%.
(13) Since the third quarter 2017, indirectly through Ternium Investments S.à.r.l. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(14) Since the third quarter of 2017, indirectly through Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that, indirectly through Ternium Investments Switzerland AG.
(15) Since the fourth quarter 2017, indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%. Before that, indirectly through Ternium Internacional S.A.
(16) Indirectly through Technology & Engineering Services S.A. and Ternium México S.A. de C.V. Total voting rights held 100.00%.
(17) Since the third quarter of 2017, indirectly through Ternium Investments Sà.r.l and Ternium Internacional España S.L.U. Total voting rights held 100.00%. Before that indirectly throgh Ternium Investments S.à.r.l and Technology and Engineering Services S.A.
(18) Indirectly through Ternium Investments S.à.r.l. Total voting right held: 100.00%.
(19) Indirectly through Ternium Internacional España S.L.U. Total voting rights held: 100.00%.
(20) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(21) Merged with Ternium México as of December 31, 2018.
(22) This company was dissolved as of May 4, 2018.
(23) This company was dissolved as of July 19, 2018.
(24) On August 3, 2018, the shareholders gave its consent to proceed with the liquidation and dissolution of this subsidiary.
(25) This company was dissolved as of October 3, 2018.
(26) This company was dissolved as of December 3, 2018.
(27)This company was dissolved as of December 11, 2017.